Unaudited Consolidated Statement of Changes in Total Equity - 6 months ended Jun. 30, 2018 - USD ($) $ in Thousands	Total	Common Stock	Common Stock and Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Non-controlling Interests
Beginning Balance (in shares) at Dec. 31, 2017	89,127,041	89,127,000
Beginning Balance at Dec. 31, 2017	$ 2,879,656		$ 919,078	$ (135,892)	$ (5,995)	$ 2,102,465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(49,627)			(48,879)		(748)
Other comprehensive income	17,471				11,059	6,412
Dividends, Common Stock, Cash	(44,921)			(11,049)		(33,872)
Employee stock compensation and other (note 9) (in shares)		181,000
Employee stock compensation and other (note 9)	5,918		5,918
Proceeds from equity offerings, net of offering costs (note 9) (in shares)		11,127,000
Proceeds from equity offerings, net of offering costs (note 9)	103,657		103,657
Equity component of convertible notes (note 8)	16,099		16,099
Changes to non-controlling interest from equity contributions and other	$ 5,360			2,069	99	3,192
Ending Balance (in shares) at Jun. 30, 2018	100,434,994	100,435,000
Ending Balance at Jun. 30, 2018	$ 2,933,613		$ 1,044,752	$ (193,751)	$ 5,163	$ 2,077,449